Gains and losses on disposal and main changes in scope of consolidation (Tables)	6 Months Ended
Jun. 30, 2023
Gains and losses on disposal and main changes in scope of consolidation
Schedule of gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	June 30, 2023	June 30, 2022
Gains (losses) on disposal of fixed assets	50	41
o/w proceeds from disposal of fixed assets(1)	153	124
o/w net book value of fixed assets sold	(103)	(83)
Gains (losses) on disposal of investments and activities	—	(5)
Gain (losses) on disposal of fixed assets, investments and activities	50	36

(1)	The proceeds from disposal of fixed assets is used to calculate eCAPEX. This operating performance indicator relates to acquisition of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, net of the price of disposal of fixed assets.

Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost	1,369
Cash acquired	(19)
Cash paid for investment securities, net of cash acquired	1,349

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 75% share	1,369
Fair value of the non-controlling interests	279
Acquisition cost (a)	1,648
Net book value acquired before purchase price allocation (b)	763
Preliminary goodwill (a)-(b)	885